Other Operating Income and Expenses (Details) - Schedule of other operating expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating expenses [Abstract]
Allowances and expenses for assets received in lieu of payment	$ 1,744	$ 2,941	$ 3,900
Provision on assets received in lieu of payment	349	1,456	1,828
Expenses for maintenance of assets received in lieu of payment	1,395	1,485	2,072
Credit card expenses	272	546	1,077
Customer services	1,825	1,559	2,456
Other expenses	103,978	72,760	41,870
Operating charge-offs and provision	11,277	10,926	8,644
Life insurance and general product insurance policies	45,948	32,987	21,205
Commercial representation expenses	8,720	3,501	256
Customer services	2,590	2,511	2,808
Expenses associated leasing operations	3,772	3,628	888
Expenses associated factoring operations	414	536	673
Commercial alliance expenses	878
Lawsuits provision	493	50	619
Donations	119	2,360
Retail association payment	274	326	343
Sale of property plant and equipment			67
Sale of participation on associates		20	126
Expense on social commotion event			1,823
Non-recurrent expenses		6,622
Other	29,943	9,293	4,418
Total	$ 107,819	$ 77,806	$ 49,303